Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible net
	September 30, 2020	March 31, 2020

Trademark	$44,826	$42,982
Software	35,217	33,768
Total intangible assets, at cost	80,043	76,750
Less: accumulated amortization	(31,845)	(26,698)
Total intangible assets, net	$48,198	$50,052